 As filed with the Securities and Exchange Commission on April 27, 2007

 Registration No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

Gladstone Capital Corporation

(Exact name of registrant as specified in its charter)

Maryland	54-2040781
(State of Incorporation)	(I.R.S. Employer Identification No.)

1521 Westbranch Drive, Suite 200

McLean, Virginia 22102

(703) 287-5800

(Address and telephone number, including area code, of principal executive offices)

David Gladstone

Chairman and Chief Executive Officer

Gladstone Capital Corporation

1521 Westbranch Drive, Suite 200

McLean, Virginia 22102

(Name and address of agent for service)

Copies to:

Thomas R. Salley, Esq
Darren K. DeStefano, Esq.
Christina L. Novak, Esq.
Cooley Godward Kronish LLP
One Freedom Square
Reston Town Center
11951 Freedom Drive
Reston, Virginia 20190
(703) 456-8000
(703) 456-8100 (facsimile)

John A. Good, Esq. Helen W. Brown, Esq. Bass, Berry & Sims PLC The Tower at Peabody Place 100 Peabody Place, Suite 900 Memphis, Tennessee 38103-3672 (901) 543-5900 (888) 543-5999 (facsimile)

      Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☑

     ☑ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-100385.

CALCULATION OF REGISTRATION FEE

	Proposed Maximum
	Aggregate Offering	Amount of
Title of Securities Being Registered(1)	Price(1) (2)	Registration Fee

Common Stock, $0.001 par value per share	$6,937,500	$212.98

(1)             This registration statement relates to the Registrant’s registration statement on Form N-2, File No. 333-100385 (the “Prior Registration Statement”). In accordance with Rule 462(b) under the Securities Act of 1933, as amended, the proposed maximum offering price of the remaining securities eligible to be sold under the Prior Registration Statement ($48,837,500) is carried forward to this registration statement and an additional amount of securities having a proposed maximum aggregate offering price of no more than 20% of the amount carried forward ($6,937,500) is registered on this registration statement.

(2)             Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. In connection with the Prior Registration Statement, the Registrant registered securities with a proposed maximum aggregate offering price of $75,000,000 and paid a filing fee of $6,900.

EXPLANATORY NOTE

This registration statement is filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, and relates to the public offering of common stock of Gladstone Capital Corporation, a Maryland corporation, contemplated by a Registration Statement on Form N-2, Securities and Exchange Commission File No. 333-100385 (the “Prior Registration Statement”), and is filed solely to increase the amount of securities to be offered in such offering by $6,937,500. The contents of the Prior Registration Statement, including the amendments thereto, are hereby incorporated into this Registration Statement on Form N-2 by reference.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean, Commonwealth of Virginia, on the 27th day of April, 2007.

GLADSTONE CAPITAL CORPORATION

By:	/s/ David Gladstone
David Gladstone
Chairman of the Board and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities on April 27, 2007:

By:	*
David Gladstone
Chief Executive Officer and Chairman of the Board of Directors (principal executive officer)

By:	*
Terry L. Brubaker
Vice Chairman, Chief Operating Officer, Secretary and Director

By:	*
Harry T. Brill, Jr.
Chief Financial Officer (principal financial and accounting officer)

By:	*
George Stelljes III
President, Chief Investment Officer and Director

By:	*
David A.R. Dullum
Director

By:	*
Anthony W. Parker
Director

By:	*
Michela A. English
Director

By:	*
Paul W. Adelgren
Director

By:	*
Maurice W. Coulon
Director

By:	*
John H. Outland
Director

By:	*
Gerard Mead
Director

*By:	/s/ David Gladstone
David Gladstone
(attorney-in-fact)

All exhibits filed with or incorporated by reference in Registration Statement No. 333-100385, as amended, are incorporated by reference into, and shall be deemed a part of, this Registration Statement, except for the following which are filed herewith.

EXHIBIT LIST

Exhibit
Number	Description
2.l	Opinion of Cooley Godward Kronish LLP.
2.n.1	Consent of independent registered public accounting firm.
2.n.2	Consent of Cooley Godward Kronish LLP (included in Exhibit 2.l).